Stock-based Compensation - Summary of Stock Option Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Compensation Related Costs [Abstract]
Number of Shares, Outstanding, beginning of period	2,310,369	1,100,224	953,797
Number of Shares, Granted	2,554,146	1,231,573	146,427
Number of Shares, Exercised	38,961
Number of Shares, Forfeited	153,648	21,428
Number of Shares, Outstanding, end of period	4,671,906	2,310,369	1,100,224	953,797
Number of Shares, Options vested and expected to vest	4,671,906	2,310,369
Number of Shares, Options exercisable	3,111,295	1,109,247
Weighted-Average Exercise Price Per Share, Outstanding, beginning of period	$ 4.49	$ 1.43	$ 0.81
Weighted-Average Exercise Price Per Share, Outstanding, Granted	11.93	7.24	5.45
Weighted-Average Exercise Price Per Share, Outstanding, Exercised	0.11
Weighted-Average Exercise Price Per Share, Outstanding, Forfeited	5.00	5.45
Weighted-Average Exercise Price Per Share, Outstanding, end of period	8.58	4.49	$ 1.43	$ 0.81
Weighted-Average Exercise Price Per Share, Options vested and expected to vest	8.58	4.49
Weighted-Average Exercise Price Per Share, Options exercisable	$ 8.00	$ 1.93
Weighted-Average Remaining Contractual Term, Outstanding (Years)	82 months 12 days	7 years 1 month 6 days	5 years 2 months 12 days	5 years 7 months 6 days
Weighted-Average Remaining Contractual Term, Options vested and expected to vest	8 years 2 months 12 days	7 years 1 month 6 days
Weighted-Average Remaining Contractual Term, Options exercisable	7 years 8 months 12 days	4 years 6 months
Aggregate Intrinsic Value, Outstanding	$ 36,423	$ 6,420	$ 6,170	$ 4,425
Weighted-Average Remaining Contractual Term, Outstanding (Years)	82 months 12 days	7 years 1 month 6 days	5 years 2 months 12 days	5 years 7 months 6 days
Aggregate Intrinsic Value, Options vested and expected to vest	$ 36,423	$ 6,420
Aggregate Intrinsic Value, Options exercisable	$ 26,147	$ 5,921